SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The changes in stock options issued during the years ended December 31, 2017 and December 31, 2016 are as follows:

	2017		2016
	Number of stock options	Weighted average exercise price (C$/option)	Number of stock options	Weighted average exercise price (C$/option)
Outstanding, beginning of year	3,038,707	8.52	3,193,106	8.97
Granted	489,305	12.50	798,020	7.19
Assumed in connection with the acquisition of Seabee Gold Operation (note 3)	—	—	809,286	6.35
Exercised	(440,317)	(6.60)	(1,181,387)	(7.28)
Forfeited	(111,335)	(11.25)	(580,318)	(8.70)
Outstanding, end of year	2,976,360	9.35	3,038,707	8.52

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The weighted average fair value of stock options granted during the year ended December 31, 2017 and year ended December 31, 2016 were estimated to be C$5.97 and C$3.34 per stock option, respectively, at the grant date using the Black-Scholes option pricing model, based on the following assumptions:

Years ended December 31	2017	2016
Forfeiture rate (%)	3.0	3.0
Dividend yield (%)	—	—
Average risk-free interest rate (%)	1.00	0.63
Expected life (years)	4.2	4.2
Volatility (%)	60.9	59.5

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options outstanding and exercisable at December 31, 2017:

	Stock options outstanding		Stock options exercisable
Exercise prices (C$)	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options exercisable	Weighted average exercise price (C$/option)
3.30 - 7.02	585,719	3.3	382,281	5.53
7.03 - 7.36	800,162	4.4	308,411	7.22
7.37 - 11.95	758,815	3.7	592,148	9.11
11.96 - 28.78	831,664	3.9	367,709	16.75
	2,976,360	3.9	1,650,549	9.63

Disclosure of number and weighted average exercise prices of other equity instruments

Years ended December 31	2017	2016
	Number of DSUs	Number of DSUs
Outstanding, beginning of year	535,579	439,136
Granted	73,184	96,443
Outstanding, end of year	608,763	535,579

Years ended December 31	2017	2016
	Number of PSUs	Number of PSUs
Outstanding, beginning of year	524,550	413,150
Granted	159,850	276,000
Settled	(190,000)	(125,950)
Forfeited	(102,968)	(38,650)
Outstanding, end of year	391,432	524,550

Years ended December 31	2017	2016
	Number of RSUs	Number of RSUs
Outstanding, beginning of year	704,055	640,077
Granted	242,565	409,279
Settled	(313,003)	(244,982)
Forfeited	(92,611)	(100,319)
Outstanding, end of year	541,006	704,055

Explanation of effect of share-based payments on entity's profit or loss [text block]
Total share-based compensation, including all equity and cash-settled arrangements, for the years ended December 31, 2017 and 2016 has been recognized in the consolidated financial statements as follows:

Years ended December 31	2017	2016
	$	$
Equity-settled
Cost of inventory	190	97
General and administrative expense	1,988	1,999
Exploration, evaluation and reclamation expenses	41	37
Cash-settled
Cost of inventory	1,639	2,109
General and administrative expense	2,237	5,948
Exploration, evaluation and reclamation expenses	—	100
Total	6,095	10,290